Leases - Additional Information (Detail) $ in Millions		12 Months Ended
	Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($) Leases	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2020 USD ($)
Disclosure Of Information Leases [Line Items]
Cash payments leases		$ 87	$ 104	$ 159
Weighted average remaining lease term		56 years
Percentage of right of use assets value		94.00%
Cash payments leases-financing activities		$ 32	65	59
Cash payments leases-operating activities		55	39	100
Impairment loss			4
Right-of-use assets net		274	303		$ 490
Undiscounted rent payable amount		3,442	3,505
Remaining undiscounted cash flows		$ 3,252	3,268
Percentage of undiscounted cash flows relating to lease liabilities		94.00%
System Fund impairment charge			(32)
Impairment charges right of use assets			50
Percentage Of Lease Liabilities Implicit Rate		9.70%
Income from subleasing of right of use assets		$ 1	1	2
Lease system fund impairment charge reversal		3
Future minimum operating sublease payment receivables		9	2	3
Global Head Office [Member] | UNITED KINGDOM | Lease Agreement [Member]
Disclosure Of Information Leases [Line Items]
Term of lease	15 years
Annual lease rent	$ 3
Month of commencement of lease	2022-01
US corporate headquarters [Member]
Disclosure Of Information Leases [Line Items]
Impairment charges right of use assets			2
Lease system fund impairment charge reversal		$ 3
US corporate headquarters [Member] | System Fund [member]
Disclosure Of Information Leases [Line Items]
Pre tax discount rate		9.50%
Americas [member] | Reportable segments [member]
Disclosure Of Information Leases [Line Items]
Impairment charges right of use assets			43
Americas [member] | Reportable segments [member] | Sublease [Member]
Disclosure Of Information Leases [Line Items]
Right-of-use assets net		$ 1
Income from subleasing of right of use assets		$ 1	1	$ 2
Americas Region [Member] | US corporate headquarters [Member]
Disclosure Of Information Leases [Line Items]
Impairment charges right of use assets			1
Central [member] | US corporate headquarters [Member]
Disclosure Of Information Leases [Line Items]
Impairment charges right of use assets			$ 1
Right-of-use assets [member]
Disclosure Of Information Leases [Line Items]
Description of extended lease term		20
Impairment loss		$ 0
Period over which management has projected cash flows		five-year
Pre tax discount rate used to assess impairment for EMEAA property			8.80%
Percentage of pre tax discount rate			8.50%
System Fund impairment charge			$ 32
Impairment charges right of use assets			11
Right-of-use assets [member] | EMEAA [Member]
Disclosure Of Information Leases [Line Items]
Impairment loss			5
Right-of-use assets [member] | Americas [member] | Reportable segments [member] | Sublease [Member]
Disclosure Of Information Leases [Line Items]
Right-of-use assets net		$ 0
Right-of-use assets [member] | Americas Region [Member]
Disclosure Of Information Leases [Line Items]
Impairment charges right of use assets			5
Right-of-use assets [member] | Central [member]
Disclosure Of Information Leases [Line Items]
Impairment charges right of use assets			6
Property, plant and equipment [member]
Disclosure Of Information Leases [Line Items]
Impairment charges right of use assets			$ 7
Eight Priority Leases [member]
Disclosure Of Information Leases [Line Items]
Number of top leases | Leases		8
Undiscounted rent payable amount		$ 283
Bottom of range [member]
Disclosure Of Information Leases [Line Items]
Lease Term		1 year
Top of range [member]
Disclosure Of Information Leases [Line Items]
Lease Term		99 years
Lease Incremental borrowing rates		11.00%